Premises and Equipment - Summary of Premises and Equipment (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Total contractual commitments to purchase premises and equipment	$ 120	$ 185